REVENUES (Tables)	6 Months Ended
Jun. 30, 2024
Revenue [abstract]
Disclosure of segment revenues by type
The tables below summarize the partnership’s segment revenues by type of revenue for the three and six months ended June 30, 2024:

	Three Months Ended June 30, 2024
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$7,141	$592	$3,416	$11,149
Other revenues	444	350	3	797
Total revenues	$7,585	$942	$3,419	$11,946

	Six Months Ended June 30, 2024
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$14,164	$1,138	$7,079	$22,381
Other revenues	883	690	7	1,580
Total revenues	$15,047	$1,828	$7,086	$23,961
The tables below summarize the partnership’s segment revenues by type of revenue for the three and six months ended June 30, 2023:

	Three Months Ended June 30, 2023
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$7,514	$1,640	$3,620	$12,774
Other revenues	360	366	6	732
Total revenues	$7,874	$2,006	$3,626	$13,506

	Six Months Ended June 30, 2023
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$15,116	$3,302	$7,423	$25,841
Other revenues	696	715	12	1,423
Total revenues	$15,812	$4,017	$7,435	$27,264

	Three Months Ended June 30, 2024
	Total attributable to Unitholders					Attributable to non-controlling interests	As per IFRS Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total (1)
Revenues	$2,353	$322	$964	$—	$3,639	$8,307	$11,946
Direct operating costs (2)	(2,154)	(189)	(739)	(3)	(3,085)	(7,034)	(10,119)
General and administrative expenses	(35)	(20)	(27)	(25)	(107)	(200)	(307)
Gain (loss) on acquisitions / dispositions, net (3)	—	—	81	—	81	3	84
Gain (loss) on acquisitions / dispositions, net recorded in equity (4)	—	—	22	—	22	—	22
Other income (expense), net (5)	2	—	3	—	5	8	13
Interest income (expense), net	(72)	(60)	(86)	(38)	(256)	(522)	(778)
Current income tax (expense) recovery	(17)	(3)	(22)	—	(42)	(80)	(122)
Preferred equity distributions	—	—	—	(13)	(13)	13	—
Equity accounted Adjusted EFO (6)	9	26	10	—	45	36	81
Adjusted EFO	86	76	206	(79)	289
Depreciation and amortization expense (2)(7)					(251)	(558)	(809)
Gain (loss) on acquisitions / dispositions, net recorded in equity (4)					(22)	—	(22)
Other income (expense), net (5)					(89)	(24)	(113)
Deferred income tax (expense) recovery					88	151	239
Non-cash items attributable to equity accounted investments(6)					(35)	(15)	(50)
Net income (loss)					$(20)	$85	$65
(1)Adjusted EFO and net income (loss) attributable to Unitholders include Adjusted EFO and net income (loss) attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders, special limited partnership unitholders and BBUC exchangeable shareholders.
(2)The sum of these amounts equates to direct operating costs of $10,928 million as per the unaudited interim condensed consolidated statements of operating results.
(3)Gain (loss) on acquisitions/dispositions, net recorded in Adjusted EFO of $81 million represents the partnership’s economic ownership interest in gains from the disposition of the partnership’s Canadian aggregates production operation.
(4)Gain (loss) on acquisitions/dispositions, net recorded in equity in Adjusted EFO of $22 million represents the partnership's economic ownership interest in gains related to the disposition of public securities.
(5)The sum of these amounts equates to other income (expense), net of $(100) million as per the unaudited interim condensed consolidated statements of operating results. Other income (expense), net in Adjusted EFO of $5 million includes $2 million of realized net revaluation gains, and $3 million of other income. Other income (expense), net at the partnership’s economic ownership interest that is excluded from Adjusted EFO of $(89) million includes $82 million related to provisions recorded at the partnership’s construction operation, $13 million of net gains on debt modification and extinguishment, $13 million of business separation expenses, stand-up costs and restructuring charges, $8 million of unrealized net revaluation gains, $5 million of transaction costs and $10 million of other expenses.
(6)The sum of these amounts equates to equity accounted income (loss) of $31 million as per the unaudited interim condensed consolidated statements of operating results.
(7)For the three months ended June 30, 2024, depreciation and amortization expense by segment is as follows: business services $248 million, infrastructure services $222 million, industrials $339 million, and corporate and other $nil.

	Six Months Ended June 30, 2024
	Total attributable to Unitholders					Attributable to non-controlling interests	As per IFRS Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total (1)
Revenues	$4,536	$629	$1,998	$—	$7,163	$16,798	$23,961
Direct operating costs (2)	(4,111)	(373)	(1,532)	(7)	(6,023)	(14,166)	(20,189)
General and administrative expenses	(73)	(39)	(56)	(53)	(221)	(403)	(624)
Gain (loss) on acquisitions / dispositions, net (3)	15	—	81	—	96	3	99
Gain (loss) on acquisitions / dispositions, net in equity (4)	—	—	69	—	69	13	82
Other income (expense), net (5)	51	12	4	—	67	6	73
Interest income (expense), net	(143)	(123)	(176)	(75)	(517)	(1,057)	(1,574)
Current income tax (expense) recovery	(38)	(4)	(23)	(7)	(72)	(140)	(212)
Preferred equity distributions	—	—	—	(26)	(26)	26	—
Equity accounted Adjusted EFO (6)	17	46	21	—	84	71	155
Adjusted EFO	254	148	386	(168)	620
Depreciation and amortization expense (2)(7)					(504)	(1,113)	(1,617)
Impairment reversal (expense), net					5	5	10
Gain (loss) on acquisitions / dispositions, net in equity (4)					(69)	(13)	(82)
Other income (expense), net (5)					(84)	27	(57)
Deferred income tax (expense) recovery					131	213	344
Non-cash items attributable to equity accounted investments(6)					(71)	(30)	(101)
Net income (loss)					$28	$240	$268
(1)Adjusted EFO and net income (loss) attributable to Unitholders include Adjusted EFO, and net income (loss) attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders, special limited partnership unitholders and BBUC exchangeable shareholders.
(2)The sum of these amounts equates to direct operating costs of $21,806 million as per the unaudited interim condensed consolidated statements of operating results.
(3)Gain (loss) on acquisitions/dispositions, net recorded in Adjusted EFO of $96 million represents the partnership’s economic ownership interest in gains of $81 million from the disposition of the partnership’s Canadian aggregates production operation and $15 million from the disposition of the partnership’s real estate services operation.
(4)Gain (loss) on acquisitions/dispositions, net recorded in equity in Adjusted EFO of $69 million represents the partnership’s economic interest in gains primarily related to the disposition of public securities.
(5)The sum of these amounts equates to other income (expense), net of $16 million as per the unaudited interim condensed consolidated statements of operating results. Other income (expense), net in Adjusted EFO of $67 million includes $50 million of other income related to a distribution at the partnership’s entertainment operation, $15 million of realized net revaluation gains, and $2 million of other income. Other income (expense), net at the partnership’s economic ownership interest that is excluded from Adjusted EFO of $(84) million includes $82 million related to provisions recorded at the partnership’s construction operation, $46 million of unrealized net revaluation gains, $18 million of transaction costs, $18 million of business separation expenses, stand-up costs and restructuring charges, $8 million of net gains on debt modification and extinguishment, and $20 million of other expenses.
(6)The sum of these amounts equates to equity accounted income (loss), net of $54 million as per the unaudited interim condensed consolidated statements of operating results.
(7)For the six months ended June 30, 2024, depreciation and amortization expense by segment is as follows: business services $502 million, infrastructure services $434 million, industrials $681 million, and corporate and other $nil.

	Three Months Ended June 30, 2023
	Total attributable to Unitholders					Attributable to non-controlling interests	As per IFRS Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total (1)
Revenues	$2,255	$789	$1,084	$—	$4,128	$9,378	$13,506
Direct operating costs (2)	(2,004)	(574)	(868)	(3)	(3,449)	(7,974)	(11,423)
General and administrative expenses	(43)	(43)	(36)	(26)	(148)	(250)	(398)
Gain (loss) on acquisitions / dispositions, net (3)	22	—	—	—	22	65	87
Gain (loss) on acquisitions / dispositions, net recorded in equity (4)	8	—	—	—	8	23	31
Other income (expense), net (5)	—	6	1	—	7	9	16
Interest income (expense), net	(79)	(109)	(104)	(34)	(326)	(606)	(932)
Current income tax (expense) recovery	(51)	(6)	(24)	—	(81)	(186)	(267)
Preferred equity distributions	—	—	—	(22)	(22)	22	—
Equity accounted Adjusted EFO (6)	11	25	10	—	46	29	75
Adjusted EFO	119	88	63	(85)	185
Depreciation and amortization expense (2)(7)					(294)	(613)	(907)
Impairment expense, net					(3)	(4)	(7)
Gain (loss) on acquisitions / dispositions, net recorded in equity (4)					(8)	(23)	(31)
Other income (expense), net (5)					16	106	122
Deferred income tax (expense) recovery					90	126	216
Non-cash items attributable to equity accounted investments(6)					(34)	(13)	(47)
Net income (loss)					$(48)	$89	$41
(1)Adjusted EFO and net income (loss) attributable to Unitholders include Adjusted EFO and net income (loss) attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders, special limited partnership unitholders and BBUC exchangeable shareholders.
(2)The sum of these amounts equates to direct operating costs of $12,330 million as per the unaudited interim condensed consolidated statements of operating results.
(3)Gain (loss) on acquisitions/dispositions, net recorded in Adjusted EFO of $22 million represents the partnership’s economic ownership interest of gains on dispositions related to the partnership’s dealer software and technology services operations’ sale of a non-core division servicing the heavy equipment sector.
(4)Gain (loss) on acquisitions/dispositions, net recorded in equity in Adjusted EFO of $8 million represents the partnership’s economic ownership interest of realized gains related to secured debentures.
(5)The sum of these amounts equates to other income (expense), net of $138 million as per the unaudited interim condensed consolidated statements of operating results. Other income (expense), net at the partnership’s economic ownership interest that is excluded from Adjusted EFO of $16 million includes, $44 million of net gains on debt modification and extinguishment, $20 million of business separation expenses, stand-up costs and restructuring charges, $17 million of transaction costs, $19 million of net revaluation gains and $10 million of other expense.
(6)The sum of these amounts equates to equity accounted income (loss) of $28 million as per the unaudited interim condensed consolidated statements of operating results.
(7)For the three months ended June 30, 2023, depreciation and amortization expense by segment is as follows: business services $252 million, infrastructure services $301 million, industrials $354 million, and corporate and other $nil.

	Six Months Ended June 30, 2023
	Total attributable to Unitholders					Attributable to non-controlling interests	As per IFRS Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total (1)
Revenues	$4,465	$1,601	$2,237	$—	$8,303	$18,961	$27,264
Direct operating costs (2)	(3,971)	(1,160)	(1,780)	(11)	(6,922)	(16,067)	(22,989)
General and administrative expenses	(88)	(86)	(73)	(52)	(299)	(500)	(799)
Gain (loss) on acquisitions / dispositions, net (3)	89	6	—	—	95	73	168
Gain (loss) on acquisitions / dispositions, net recorded in equity (4)	14	—	64	—	78	147	225
Other income (expense), net (5)	—	6	2	—	8	11	19
Interest income (expense), net	(140)	(212)	(201)	(65)	(618)	(1,179)	(1,797)
Current income tax (expense) recovery	(59)	(30)	(44)	7	(126)	(267)	(393)
Preferred equity distributions	—	—	—	(44)	(44)	44	—
Equity accounted Adjusted EFO (6)	22	49	20	—	91	65	156
Adjusted EFO	332	174	225	(165)	566
Depreciation and amortization expense (2)(7)					(586)	(1,221)	(1,807)
Impairment reversal (expense), net					(3)	(4)	(7)
Gain (loss) on acquisitions / dispositions, net recorded in equity (4)					(78)	(147)	(225)
Other income (expense), net (5)					83	165	248
Deferred income tax (expense) recovery					115	169	284
Non-cash items attributable to equity accounted investments(6)					(71)	(32)	(103)
Net income (loss)					$26	$218	$244
(1)Adjusted EFO and net income (loss) attributable to Unitholders include Adjusted EFO, and net income (loss) attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders, special limited partnership unitholders and BBUC exchangeable shareholders.
(2)The sum of these amounts equates to direct operating costs of $24,796 million as per the unaudited interim condensed consolidated statements of operating results.
(3)Gain (loss) on acquisitions/dispositions, net recorded in Adjusted EFO of $95 million represents the partnership’s economic ownership interest of gains relating to $67 million from the disposition of the partnership’s residential property management operation, $22 million from the dispositions related to the partnership’s dealer software and technology services operations sale of a non-core division servicing the heavy equipment sector, and $6 million from the disposition of the partnership’s nuclear technology services operations’ power delivery business.
(4)Gain (loss) on acquisitions/dispositions, net recorded in equity in Adjusted EFO of $78 million represents the partnership’s economic interest in gains of $8 million related to secured debentures and $70 million related to the partnership’s economic ownership interest of gains on disposition of the partnership’s public securities.
(5)The sum of these amounts equates to other income (expense), net of $267 million as per the unaudited interim condensed consolidated statements of operating results. Other income (expense), net at the partnership’s economic ownership interest that is excluded from Adjusted EFO of $83 million includes $147 million of net gains on debt modification and extinguishment, $34 million of business separation expenses, stand-up costs and restructuring charges, $26 million of transaction costs, $18 million of net revaluation gains, and $22 million of other expenses.
(6)The sum of these amounts equates to equity accounted income (loss), net of $53 million as per the unaudited interim condensed consolidated statements of operating results.
(7)For the six months ended June 30, 2023, depreciation and amortization expense by segment is as follows: business services $505 million, infrastructure services $604 million, industrials $698 million, and corporate and other $nil.
The following table presents the partnership’s assets by reportable operating segment as at June 30, 2024 and December 31, 2023:

(US$ MILLIONS)	As at June 30, 2024	As at December 31, 2023
Business services	$37,910	$38,066
Infrastructure services	17,255	17,180
Industrials	26,072	26,822
Corporate and other	284	317
Total	$81,521	$82,385

Disclosure of segment revenues by timing of revenue recognition for revenue from contracts with customers
The tables below summarize the partnership’s segment revenues by timing of revenue recognition for the total revenues from contracts with customers for the three and six months ended June 30, 2024:

	Three Months Ended June 30, 2024
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Timing of revenue recognition
Goods and services provided at a point in time	$5,713	$221	$3,361	$9,295
Services transferred over a period of time	1,428	371	55	1,854
Total revenues from contracts with customers	$7,141	$592	$3,416	$11,149

	Six Months Ended June 30, 2024
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Timing of revenue recognition
Goods and services provided at a point in time	$11,390	$377	$6,968	$18,735
Services transferred over a period of time	2,774	761	111	3,646
Total revenues from contracts with customers	$14,164	$1,138	$7,079	$22,381
The tables below summarize the partnership’s segment revenues by timing of revenue recognition for the total revenues from contracts with customers for the three and six months ended June 30, 2023:

	Three Months Ended June 30, 2023
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Timing of revenue recognition
Goods and services provided at a point in time	$6,116	$476	$3,517	$10,109
Services transferred over a period of time	1,398	1,164	103	2,665
Total revenues from contracts with customers	$7,514	$1,640	$3,620	$12,774

	Six Months Ended June 30, 2023
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Timing of revenue recognition
Goods and services provided at a point in time	$12,351	$1,050	$7,228	$20,629
Services transferred over a period of time	2,765	2,252	195	5,212
Total revenues from contracts with customers	$15,116	$3,302	$7,423	$25,841

Disclosure of segment revenues by geographical areas
The tables below summarize the partnership’s segment revenues by geography for the three and six months ended June 30, 2024:

	Three Months Ended June 30, 2024
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
United Kingdom	$4,403	$72	$70	$4,545
United States of America	300	233	1,367	1,900
Europe	452	181	827	1,460
Australia	1,182	40	35	1,257
Canada	309	18	128	455
Brazil	247	22	327	596
Mexico	—	—	322	322
Other	248	26	340	614
Total revenues from contracts with customers	$7,141	$592	$3,416	$11,149
Other revenues	444	350	3	797
Total revenues	$7,585	$942	$3,419	$11,946

	Six Months Ended June 30, 2024
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
United Kingdom	$8,729	$145	$154	$9,028
United States of America	753	423	2,835	4,011
Europe	938	362	1,756	3,056
Australia	2,164	80	66	2,310
Canada	582	43	244	869
Brazil	483	40	675	1,198
Mexico	—	—	641	641
Other	515	45	708	1,268
Total revenues from contracts with customers	$14,164	$1,138	$7,079	$22,381
Other revenues	883	690	7	1,580
Total revenues	$15,047	$1,828	$7,086	$23,961
The tables below summarize the partnership’s segment revenues by geography for the three and six months ended June 30, 2023:

	Three Months Ended June 30, 2023
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
United Kingdom	$4,453	$162	$81	$4,696
United States of America	515	850	1,526	2,891
Europe	477	438	824	1,739
Australia	993	48	34	1,075
Canada	643	43	146	832
Brazil	201	23	384	608
Mexico	—	—	287	287
Other	232	76	338	646
Total revenues from contracts with customers	$7,514	$1,640	$3,620	$12,774
Other revenues	360	366	6	732
Total revenues	$7,874	$2,006	$3,626	$13,506

	Six Months Ended June 30, 2023
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
United Kingdom	$8,828	$299	$170	$9,297
United States of America	1,076	1,731	3,121	5,928
Europe	1,098	857	1,715	3,670
Australia	1,996	100	66	2,162
Canada	1,254	78	304	1,636
Brazil	376	52	796	1,224
Mexico	—	—	544	544
Other	488	185	707	1,380
Total revenues from contracts with customers	$15,116	$3,302	$7,423	$25,841
Other revenues	696	715	12	1,423
Total revenues	$15,812	$4,017	$7,435	$27,264